Other assets - Investments in convertible loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2019
Other assets
Convertible loan	€ 3,994	€ 3,744	€ 3,494
Carrying value	3,994	3,883	3,755
Convertible loan
Other assets
Convertible loan	3,994	3,744	3,494
Notional amount				€ 2,500
Carrying value	3,994	€ 3,744	€ 3,494
Convertible loan to Fluidda
Other assets
Notional amount				€ 2,500
Carrying value	€ 3,994
Maturity On Convertible Loans	7 years
Interest Rate On Convertible Loans	10.00%